[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08044
MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley High Yield Fund, Inc.

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

		Face Amount (000)		Value (000)
CORPORATE BONDS AND NOTES (95.9%)
Aerospace (0.6%)
K&F Acquisition, Inc.
7.75%, 11/15/14	(a)	$570		$556
Cable (6.9%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	(a)	EUR	670	924
Cablevision Systems Corp.
7.88%, 4/1/09	(a)(b)(c)	$300		319
Charter Communications Holdings LLC
0.00%, 1/15/11	(b)(d)	642		517
9.625%, 11/15/09	(b)	100		79
10.25%, 1/15/10	(b)	392		317
10.75%, 10/1/09		205		169
Intelsat Bermuda Ltd.
7.805%, 1/15/12	(a)(c)	400		408
8.25%, 1/15/13	(a)	55		56
8.625%, 1/15/15	(a)	545		558
Kabel Deutschland GmbH
10.625%, 7/1/14	(a)	925		1,027
PanAmSat Corp.
9.00%, 8/15/14		620		657
Renaissance Media Group LLC
10.00%, 4/15/08	(d)	275		279
Satelites Mexicanos S.A. de CV, ‘B’
10.125%, 11/1/04	(e)	495		255
Telenet Communications NV
9.00%, 12/15/13	(a)	EUR	595	866
Telenet Group Holding NV
0.00%, 6/15/14	(a)(b)(d)	$495		377
				6,808
Chemicals (7.2%)
Cognis Deutschland GmbH & Co. KG
6.979%, 11/15/13	(a)(c)	EUR	540	728
Equistar Chemicals LP
10.125%, 9/1/08	(b)	$601		667
10.625%, 5/1/11	(b)	145		163
FMC Corp.
10.25%, 11/1/09	(b)	300		336
Huntsman Advanced Materials LLC
11.00%, 7/15/10	(a)	235		271
Huntsman International LLC
10.125%, 7/1/09		1		1
10.125%, 7/1/09	(b)	EUR	259	352
Innophos Investments Holdings, Inc.
10.771%, 2/15/15	(a)(c)		$235	234
ISP Chemco, Inc.
10.25%, 7/1/11	(b)	375		408
ISP Holdings, Inc.
10.625%, 12/15/09	(b)	330		355
Koppers, Inc.
9.875%, 10/15/13		175		196
Millennium America, Inc.
7.00%, 11/15/06		330		337
9.25%, 6/15/08	(b)	438		472
Nalco Co.
7.75%, 11/15/11	(b)	205		214
8.875%, 11/15/13		765		822
Rhodia S.A.
8.00%, 6/1/10	(a)	EUR	95	124
8.875%, 6/1/11	(a)	$610		596
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	(a)	EUR	150	197
10.625%, 5/15/11		$555		619
				7,092

Consumer Products (3.6%)
Amscan Holdings, Inc.
8.75%, 5/1/14	(b)		330	322
DEL Laboratories, Inc.
8.00%, 2/1/12	(a)		220	212
Levi Strauss & Co.
7.73%, 4/1/12	(a)(c)		770	760
Oxford Industries, Inc.
8.875%, 6/1/11			255	272
Rayovac Corp.
7.375%, 2/1/15	(a)		155	149
8.50%, 10/1/13			755	781
Safilo Capital International S.A.
9.625%, 5/15/13	(a)	EUR	660	874
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		$189		213
				3,583
Diversified Media (6.0%)
Advanstar Communications, Inc.
10.294%, 8/15/08	(c)		754	784
10.75%, 8/15/10			100	112
CanWest Media, Inc.
8.00%, 9/15/12	(a)		824	871
Dex Media East LLC
12.125%, 11/15/12	(b)		270	321
Dex Media West LLC
9.875%, 8/15/13			415	465
Houghton Mifflin Co.
0.00%, 10/15/13	(d)		500	350
9.875%, 2/1/13	(b)		600	621
Interpublic Group of Cos., Inc.
5.40%, 11/15/09			160	154
6.25%, 11/15/14			215	204
Marquee, Inc.
7.044%, 8/15/10	(a)(b)(c)		345	362
Muzak LLC
9.875%, 3/15/09			243	110
10.00%, 2/15/09			145	120
Nebraska Book Co., Inc.
8.625%, 3/15/12			490	477
Primedia, Inc.
8.875%, 5/15/11	(b)		620	649
Vertis, Inc.
13.50%, 12/7/09	(a)		390	320
				5,920
Energy (8.1%)
CHC Helicopter Corp.
7.375%, 5/1/14	(a)		360	352
7.375%, 5/1/14			625	612
Chesapeake Energy Corp.
7.50%, 9/15/13	(b)		745	790
Citgo Petroleum Corp.
6.00%, 10/15/11	(b)		335	332
El Paso Production Holding Co.
7.75%, 6/1/13	(b)		1,005	1,023
Hanover Compressor Co.
8.625%, 12/15/10			120	126
9.00%, 6/1/14			450	484
Hanover Equipment Trust
8.75%, 9/1/11			250	265
Hilcorp Energy I LP
10.50%, 9/1/10	(a)		730	814
Husky Oil Co.
8.90%, 8/15/28	(b)(c)		855	954
Magnum Hunter Resources, Inc.
9.60%, 3/15/12			231	259

Pacific Energy Partners LP
7.125%, 6/15/14			450	468
Pemex Project Funding Master Trust
9.125%, 10/13/10	(b)		345	399
Plains Exploration & Production Co.
7.125%, 6/15/14			335	352
Tesoro Corp.
9.625%, 4/1/12			200	221
Vintage Petroleum, Inc.
7.875%, 5/15/11			545	580
				8,031
Financials (1.8%)
JSG Funding plc
10.125%, 10/1/12		EUR	621	897
Refco Finance Holdings LLC
9.00%, 8/1/12	(a)	$840		895
				1,792
Food & Drug (3.2%)
CA FM Lease Trust
8.50%, 7/15/17	(a)		624	703
Delhaize America, Inc.
8.125%, 4/15/11	(b)		440	491
Jean Coutu Group, Inc.
7.625%, 8/1/12			185	190
8.50%, 8/1/14	(b)		1,030	1,005
Rite Aid Corp.
7.125%, 1/15/07			375	377
8.125%, 5/1/10	(b)		385	393
				3,159
Food & Tobacco (2.8%)
Michael Foods, Inc.
8.00%, 11/15/13			415	434
Pilgrim’s Pride Corp.
9.625%, 9/15/11			935	1,019
Smithfield Foods, Inc.
7.00%, 8/1/11			970	998
7.625%, 2/15/08	(b)		265	274
				2,725
Forest Products (6.1%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	(b)		840	731
Crown European Holdings S.A.
6.25%, 9/1/11	(a)	EUR	245	332
Georgia-Pacific Corp.
8.875%, 2/1/10	(b)	$825		925
Graham Packaging Co., Inc.
9.875%, 10/15/14	(a)		450	452
Graphic Packaging International Corp.
9.50%, 8/15/13	(b)		710	756
Owens-Brockway
8.25%, 5/15/13			1,175	1,248
Owens-Illinois, Inc.
7.35%, 5/15/08	(b)		360	372
Pliant Corp.
13.00%, 6/1/10	(b)		230	196
13.00%, 6/1/10	(b)		287	244
Tembec Industries, Inc.
8.50%, 2/1/11	(b)		780	743
				5,999
Gaming & Leisure (3.8%)
Caesar’s Entertainment, Inc.
7.875%, 12/15/05			355	364
8.875%, 9/15/08			250	275
HMH Properties, Inc..
7.875%, 8/1/08			31	32
Host Marriott LP
6.375%, 3/15/15	(a)		410	394
7.125%, 11/1/13	(b)		230	229
Isle of Capri Casinos, Inc.
7.00%, 3/1/14			735	731
MGM Mirage
6.00%, 10/1/09	(b)		1,000	991
Station Casinos, Inc.
6.00%, 4/1/12			765	763
				3,779

Health Care (5.1%)
AmerisourceBergen Corp.
8.125%, 9/1/08	(b)	478	515
Community Health Systems, Inc.
6.50%, 12/15/12	(a)(b)	410	402
DaVita, Inc.
6.625%, 3/15/13	(a)	270	269
7.25%, 3/15/15	(a)	135	133
Fisher Scientific International, Inc.
6.75%, 8/15/14	(a)	275	280
8.00%, 9/1/13		60	66
8.125%, 5/1/12	(b)	360	392
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08	(b)	490	515
MedCath Holdings Corp.
9.875%, 7/15/12		500	540
National Nephrology Associates, Inc.
9.00%, 11/1/11	(a)(b)	100	111
Team Health, Inc.
9.00%, 4/1/12		340	334
Tenet Healthcare Corp.
6.50%, 6/1/12	(b)	132	122
9.875%, 7/1/14		270	282
VWR International, Inc.
6.875%, 4/15/12		235	237
8.00%, 4/15/14	(b)	290	295
Warner Chilcott Corp.
8.75%, 2/1/15	(a)	485	490
			4,983
Housing (7.3%)
ACIH, Inc.
0.00%, 12/15/12	(a)(d)	580	412
Associated Materials, Inc.
0.00%, 3/1/14	(d)	1,515	1,060
Goodman Global Holding Co., Inc.
5.76%, 6/15/12	(a)(c)	170	169
7.875%, 12/15/12	(a)	715	658
Interface, Inc.
7.30%, 4/1/08		135	132
9.50%, 2/1/14		535	566
10.375%, 2/1/10		165	186
Nortek, Inc.
8.50%, 9/1/14		750	727
NTK Holdings, Inc.
0.00%, 3/1/14	(a)(d)	690	371
Ply Gem Industries, Inc.
9.00%, 2/15/12		530	504
Propex Fabrics, Inc.
10.00%, 12/1/12	(a)(b)	410	408
RMCC Acquisition Co.
9.50%, 11/1/12	(a)	535	527
Technical Olympic USA, Inc.
7.50%, 1/15/15	(a)	600	558
9.00%, 7/1/10		133	138
9.00%, 7/1/10	(b)	385	402
10.375%, 7/1/12	(b)	380	418
			7,236
Information Technology (3.2%)
Iron Mountain, Inc.
7.75%, 1/15/15	(b)	375	372
8.625%, 4/1/13	(b)	570	579
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		550	512
Nortel Networks Ltd.
6.125%, 2/15/06	(b)	590	594
Sanmina-SCI Corp.
6.75%, 3/1/13	(a)	320	302
Xerox Corp.
7.125%, 6/15/10		730	758
			3,117

Manufacturing (3.8%)
Flowserve Corp.
12.25%, 8/15/10	(b)		218	238
Johnsondiversey, Inc.
9.625%, 5/15/12			511	552
9.625%, 5/15/12		EUR	235	347
Manitowoc Co., Inc.
10.375%, 5/15/11		EUR	768	1,102
NMHG Holding Co.
10.00%, 5/15/09		$633		685
Trimas Corp.
9.875%, 6/15/12	(b)		847	869
				3,793
Metals (2.5%)
Foundation PA Coal Co.
7.25%, 8/1/14			170	173
General Cable Corp.
9.50%, 11/15/10			255	282
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(f)		515	—	@
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(e)(f)		1,595	—	@
Novelis, Inc.
7.25%, 2/15/15	(a)		815	803
Republic Technologies International LLC
13.75%, 7/15/09	(e)(f)		720	—	@
UCAR Finance, Inc.
10.25%, 2/15/12			530	569
United States Steel Corp.
9.75%, 5/15/10	(b)		555	618
				2,445
Retail (1.3%)
General Nutrition Centers, Inc.
8.50%, 12/1/10			585	500
Petro Stopping Centers LP
9.00%, 2/15/12			710	735
				1,235
Services (3.5%)
Allied Waste North America
6.375%, 4/15/11	(b)		220	206
7.25%, 3/15/15	(a)		475	453
8.50%, 12/1/08			265	273
8.875%, 4/1/08	(b)		526	546
Buhrmann US, Inc.
7.875%, 3/1/15	(a)		195	196
8.25%, 7/1/14			625	647
MSW Energy Holdings II LLC
7.375%, 9/1/10			495	505
MSW Energy Holdings LLC
8.50%, 9/1/10	(b)		105	111
United Rentals North America, Inc.
6.50%, 2/15/12			485	474
				3,411

Telecommunications (3.5%)
AXtel S.A.
11.00%, 12/15/13	(b)		745	792
Esprit Telecommunications Group plc
11.50%, 12/15/07	(f)	EUR	665	—	@
EXDS, Inc.
11.625%, 7/15/10	(e)(f)	$1,082		—	@
Primus Telecommunications Group, Inc.
8.00%, 1/15/14			875	634
Qwest Communications International, Inc.
6.294%, 2/15/09	(a)(c)		515	521
Qwest Corp.
5.625%, 11/15/08	(b)		115	115
6.625%, 9/15/05			235	237
Qwest Services Corp.
13.50%, 12/15/07	(a)		550	615
Rhythms NetConnections, Inc.
13.50%, 5/15/08	(e)(f)		2,591	—	@
14.00%, 2/15/10	(e)(f)		1,476	—	@
Valor Telecommunications Enterprises LLC/Finance Corp.
7.75%, 2/15/15	(a)		540	540
				3,454
Transportation (3.8%)
Amsted Industries, Inc.
10.25%, 10/15/11	(a)		505	553
AutoNation, Inc.
9.00%, 8/1/08	(b)		552	610
Cooper-Standard Automotive, Inc.
8.375%, 12/15/14	(a)		145	119
Laidlaw International, Inc.
10.75%, 6/15/11			715	813
Sonic Automotive, Inc.
8.625%, 8/15/13	(b)		975	975
TRW Automotive, Inc.
9.375%, 2/15/13			607	656
				3,726
Utilities (8.4%)
AES Corp. (The)
7.75%, 3/1/14	(b)		300	311
8.875%, 2/15/11			59	64
9.00%, 5/15/15	(a)(b)		570	630
9.375%, 9/15/10			88	97
Allegheny Energy, Inc.
7.75%, 8/1/05	(b)		285	288
CMS Energy Corp.
7.50%, 1/15/09			75	78
8.50%, 4/15/11	(b)		450	488
Dynegy Holdings, Inc.
6.875%, 4/1/11	(b)		578	516
9.875%, 7/15/10	(a)(b)		440	473
Ipalco Enterprises, Inc.
8.625%, 11/14/11			165	190
Monongahela Power Co.
5.00%, 10/1/06	(b)		570	576
Nevada Power Co.
8.25%, 6/1/11			355	396
9.00%, 8/15/13			445	502
Northwest Pipeline Corp.
8.125%, 3/1/10			115	124
Ormat Funding Corp.
8.25%, 12/30/20			783	791
PSEG Energy Holdings LLC
8.625%, 2/15/08	(b)		541	574
Reliant Energy, Inc.
6.75%, 12/15/14			1,030	966
Southern Natural Gas Co.
8.875%, 3/15/10			235	256
Williams Cos., Inc.
7.875%, 9/1/21	(b)		875	958
				8,278

Wireless Communications (3.4%)
MetroPCS, Inc.
10.75%, 10/1/11		590	605
Rogers Wireless Communications, Inc.
7.50%, 3/15/15		350	363
8.00%, 12/15/12		250	258
Rural Cellular Corp.
7.51%, 3/15/10	(b)(c)	305	314
SBA Communications Corp.
0.00%, 12/15/11	(d)	735	638
8.50%, 12/1/12	(a)	635	660
UbiquiTel Operating Co.
9.875%, 3/1/11		70	77
9.875%, 3/1/11	(a)	435	482
			3,397
TOTAL CORPORATE BONDS AND NOTES (Cost $95,919)			94,519

		Shares
COMMON STOCKS (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(g)	26,998	2
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(g)	1,105	1
TOTAL COMMON STOCKS (Cost $1,950)			3
PREFERRED STOCKS (1.3%)
Broadcasting (0.3%)
Paxson Communications Corp., PIK, 14.25%		45	306
Utilities (1.0%)
TNP Enterprises, Inc., PIK, 14.50%		860	953
TOTAL PREFERRED STOCKS (Cost $498)			1,259

		No. of
		Warrants
WARRANTS (0.0%)
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11 (Cost $45)	(a)(g)	1,677	52

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (2.8%)
Repurchase Agreement (2.8%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $2,738 (Cost $2,738)	(h)	$2,738	2,738
TOTAL INVESTMENTS + (100.0%) (Cost $101,150)			98,571
LIABILITIES IN EXCESS OF OTHER ASSETS			(19,001)
NET ASSETS			$79,570

(a)                 144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2005.

(c)                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rates.  The rates shown are those in effect on March 31, 2005.

(d)                Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is ultimate maturity.

(e)                 Security is in default.

(f)                   Security was valued at fair value. At March 31, 2005, the Fund held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(g)                Non-income producing.

(h)                Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                        At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $101,150,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,579,000 of which $5,491,000 related to appreciated securities and $8,070,000 related to depreciated securities.

@                   Value/Face Amount is less than $500.

EUR       Euro

PIK           Payment-in-kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver		Value	Settlement	In Exchange For		Value	Net Unrealized Appreciation (Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	1,140	$1,478	4/26/2005	USD	1,489	$1,489	$11
EUR	2,731	3,542	4/26/2005	USD	3,569	3,569	27
EUR	265	344	4/26/2005	USD	339	339	(5)
EUR	270	350	4/26/2005	USD	352	352	2
EUR	1,345	1,744	4/26/2005	USD	1,779	1,779	35
USD	431	431	4/26/2005	EUR	330	428	(3)
USD	259	259	4/26/2005	EUR	200	259	— @
		$8,148				$8,215	$67

USD                       - U.S. Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005